Summary of Significant Accounting Policies - Schedule of Deferred Tax Liability (Details) (FaceBank Group, Inc. Pre-Merger) - USD ($) $ in Thousands	3 Months Ended				9 Months Ended		12 Months Ended
	Sep. 30, 2020	Mar. 31, 2020	Sep. 30, 2019	Mar. 31, 2019	Sep. 30, 2020	Sep. 30, 2019	Dec. 31, 2019	Dec. 31, 2018
Beginning balance	$ 90,794	$ 30,879			$ 30,879
Income tax benefit	(16,071)		$ (1,028)		(20,589)	$ (3,234)
Deconsolidation of Nexway		(1,162)
Ending balance	$ 9,428	28,679			9,428		$ 30,879
FaceBank Group, Inc Pre-Merger [Member]
Beginning balance		30,879		$ 35,000	$ 30,879	$ 35,000	35,000
Income tax benefit		(1,038)		$ (1,169)			(5,272)	$ (2,114)
Deconsolidation of Nexway		(1,162)
Ending balance		$ 28,679					$ 30,879	$ 35,000